Average Annual Total Returns - EuroPac International Value Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares Since Inception	Class A Shares Inception Date	Class A Shares - Return After Taxes on Distributions 1 Year	[1]	Class A Shares - Return After Taxes on Distributions 3 Years	[1]	Class A Shares - Return After Taxes on Distributions Since Inception	[1]	Class A Shares - Return After Taxes on Distributions Inception Date	[1]	Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares 1 Year	[1]	Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares 3 Years	[1]	Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares Since Inception	[1]	Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares Inception Date	[1]	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares Since Inception	Class I Shares Inception Date	MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) 3 Years	MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) Inception Date	MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) 3 Years	MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(14.72%)	(1.64%)	(1.95%)	Apr. 07, 2010	(16.23%)		(2.36%)		(2.45%)		Apr. 07, 2010		(7.01%)		(1.01%)		(1.20%)		Apr. 07, 2010		(10.50%)	0.13%	(0.75%)	Jul. 16, 2013	(5.10%)	8.49%	3.24%	Apr. 07, 2010	(5.41%)	10.46%	4.36%	Apr. 07, 2010

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.